Business Combinations - Measurement Period Adjustments Statements of Profit or Loss (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Disclosure of detailed information about business combination [line items]
Revenue	¥ 3,291,188	¥ 2,097,224	[1]	¥ 1,770,531
Cost of sales	(1,089,764)	(651,729)	[1]	(495,921)
Selling, general and administrative expenses	(964,737)	(717,599)	[1]	(628,106)
Research and development expenses	(492,381)	(368,298)	[1]	(325,441)
Amortization and impairment losses on intangible assets associated with products	(455,420)	(178,617)	[1]	(122,131)
Other operating income	60,213	159,863	[1]	169,412
Other operating expenses	(248,691)	(103,159)	[1]	(126,555)
Operating profit	100,408	237,685	[1]	241,789
Finance income	27,831	16,843	[1]	39,543
Finance expenses	(165,006)	(83,289)	[1]	(31,928)
Share of loss of investments accounted for using the equity method	(23,987)	(43,627)	[1]	(32,199)
Profit (loss) before tax	(60,754)	127,612	[1]	217,205
Income tax (expenses) benefit	105,044	7,468	[1]	(30,497)
Net profit for the year	¥ 44,290	135,080	[1],[2],[3],[4]	¥ 186,708
As previously reported
Disclosure of detailed information about business combination [line items]
Revenue		2,097,224
Cost of sales		(659,690)
Selling, general and administrative expenses		(717,599)
Research and development expenses		(368,298)
Amortization and impairment losses on intangible assets associated with products		(203,372)
Other operating income		159,863
Other operating expenses		(103,159)
Operating profit		204,969
Finance income		16,843
Finance expenses		(83,289)
Share of loss of investments accounted for using the equity method		(43,627)
Profit (loss) before tax		94,896
Income tax (expenses) benefit		14,118
Net profit for the year		109,014
Adjustments
Disclosure of detailed information about business combination [line items]
Revenue		0
Cost of sales		7,961
Selling, general and administrative expenses		0
Research and development expenses		0
Amortization and impairment losses on intangible assets associated with products		24,755
Other operating income		0
Other operating expenses		0
Operating profit		32,716
Finance income		0
Finance expenses		0
Share of loss of investments accounted for using the equity method		0
Profit (loss) before tax		32,716
Income tax (expenses) benefit		(6,650)
Net profit for the year		¥ 26,066

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[2]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Cash Flows for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[3]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Changes in Equity as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation
[4]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss and Other Comprehensive Income for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.